TRADE RECEIVABLES, NET - Credit risk exposure (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
TRADE RECEIVABLES, NET
Trade receivables	$ 2,266,000	$ 1,667,000	$ 1,018,000
Gross carrying amount
TRADE RECEIVABLES, NET
Trade receivables		1,762,000	1,125,000
Gross carrying amount | Current
TRADE RECEIVABLES, NET
Trade receivables		729,000	361,000
Gross carrying amount | Less than 30 days
TRADE RECEIVABLES, NET
Trade receivables		650,000	462,000
Gross carrying amount | 31 - 60 days
TRADE RECEIVABLES, NET
Trade receivables		146,000	108,000
Gross carrying amount | 61 - 90 days
TRADE RECEIVABLES, NET
Trade receivables		77,000	17,000
Gross carrying amount | 91 - 120 days
TRADE RECEIVABLES, NET
Trade receivables		93,000	52,000
Gross carrying amount | > 120 days
TRADE RECEIVABLES, NET
Trade receivables		67,000	125,000
Allowance for doubtful accounts
TRADE RECEIVABLES, NET
Trade receivables		(95,000)	(107,000)
Allowance for doubtful accounts | Less than 30 days
TRADE RECEIVABLES, NET
Trade receivables		1,000
Allowance for doubtful accounts | 31 - 60 days
TRADE RECEIVABLES, NET
Trade receivables		7,000	3
Allowance for doubtful accounts | 61 - 90 days
TRADE RECEIVABLES, NET
Trade receivables		8,000	13
Allowance for doubtful accounts | 91 - 120 days
TRADE RECEIVABLES, NET
Trade receivables		15,000	9
Allowance for doubtful accounts | > 120 days
TRADE RECEIVABLES, NET
Trade receivables		$ 64,000	$ 82